SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2010
SHARE-BASED AWARDS [Abstract]
Valuation Assumptions
The weighted average grant-date fair values of the options granted during 2010, 2009, and 2008 were $6.59,  $2.79, and $7.88, respectively, per option, using the range of assumptions provided in the table below:

	2010	2009	2008

Expected volatility	28.8%	24.8%	19.5%-19.8%
Expected term (in years)	5.8	5.8	5.8
Risk-free interest rate	2.7%	1.9%	3.1%-3.5%
Dividend yield	3.8%	5.4%	2.6%

Stock Option Activity
The following table summarizes 2010 stock option activity for the Company's plans (in thousands, except exercise price amounts):

					Weighted	Weighted
		1998	1998		Average	Average	Aggregate
	2007	Employee	Director	Total	Exercise	Contractual	Intrinsic
	Plan	Plan	Plan	Shares	Price	Life	Value

Outstanding January 1, 2010	958	1,291	196	2,445	$36.80
Granted	425	--	--	425	$33.01
Exercised	(20)	(225)	(6)	(251)	$26.75
Forfeited and expired	(31)	(11)	--	(42)	$40.38
Outstanding December 31, 2010	1,332	1,055	190	2,577	$37.10	5.5	$15,839

Vested or expected to vest	1,319	1,055	190	2,564	$37.10	5.5	$15,681
Exercisable December 31, 2010	453	1,055	190	1,698	$39.91	4.4	$7,542

Non-Vested Common Stock and Restricted Stock Unit Activity
The following table summarizes 2010 non-vested common stock and restricted stock unit activity (in thousands, except weighted-average, grant-date fair value amounts):

			Predecessor
	2007		Plans
	Plan	Weighted	Non-Vested	Weighted
	Restricted	Average	Common	Average
	Stock	Grant-Date	Stock	Grant-Date
	Units	Fair Value	Shares	Fair Value
January 1, 2010	427	$27.06	15	$48.19
Granted	187	$33.51	--	--
Vested	(93)	$32.28	(15)	$48.19
Forfeited	(191)	$23.76	--	--
Outstanding December 31, 2010	330	$31.15	--	--

Summary of Compensation Cost and Other Measures Related to Share-Based Payments
A summary of the compensation cost and other measures related to share-based payments is as follows (in millions):

	2010	2009	2008
Share-based expense (net of estimated forfeitures):
Stock options	$2	$4	$3
Non-vested stock & restricted stock units	6	5	8
Total share-based expense	8	9	11
Total recognized tax benefit	(3)	(3)	(3)
Share-based expense (net of tax)	$5	$6	$8

Cash received upon option exercise	$7	$--	$2
Intrinsic value of options exercised	$2	$--	$1
Tax benefit realized upon option exercise	$1	$--	$1
Fair value of stock vested	$4	$3	$13